Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 599,000,000
Previously Paid Amount	0
Total Fee Amount	82,721.9
Total Offset Amount	0
Net Fee	$ 82,721.9